Credit Risk - Summary of Residential Mortgages by Average Loan Size for New Business (Detail) - GBP (£) £ in Thousands	Dec. 31, 2018	Dec. 31, 2017
South East Including London [member]
Disclosure of credit risk exposure [line items]
New business residential mortgage loans average size	£ 270	£ 260
Rest of UK [member]
Disclosure of credit risk exposure [line items]
New business residential mortgage loans average size	150	146
UK [member]
Disclosure of credit risk exposure [line items]
New business residential mortgage loans average size	£ 203	£ 196